Nationwide HighMark Value Fund
FUND SUMMARY: NATIONWIDE HIGHMARK VALUE FUND
Objective
The Fund seeks long-term capital growth;
current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 71 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 75 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide HighMark Value Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class U Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide HighMark Value Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class U Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none	none
Other Expenses	[1]	0.24%	0.20%	0.13%	0.23%	0.13%
Total Annual Fund Operating Expenses		1.09%	1.80%	0.73%	0.83%	0.73%
[1]	"Other expenses" has been restated to reflect current fees. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 74 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide HighMark Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	680	902	1,141	1,827
Class C shares	283	566	975	2,116
Institutional Class shares	75	233	406	906
Institutional Service Class	85	265	460	1,025
Class U Shares	75	233	406	906

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide HighMark Value Fund Class C shares	183	566	975	2,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 58.15% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal market conditions, invests in stocks and other securities that the subadviser believes are undervalued. The subadviser emphasizes a value-oriented approach to selecting stocks for the Fund's portfolio. The subadviser identifies stocks that it believes are undervalued relative to the market and to the security's historical valuation. The Fund generally will invest in mid-cap to large-cap companies, although the Fund may invest in companies of any size. The Fund considers a company to be a mid-cap company if its capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. The Fund considers a company to be a large-cap company if its capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or Russell 1000 Value Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund may invest up to 25% of the Fund's assets in foreign securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

In addition to these risks, the Fund's subadviser may select securities that underperform the stock market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The Fund has adopted the historical performance of the HighMark Value Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. The table also compares the Fund’s average annual total returns to an unmanaged, secondary broad-based securities index that measures the performance of companies within the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best quarter: 16.97% – 2nd qtr. 2009 Worst quarter: -24.16% – 4th qtr. 2008 Year-to-date total return as of September 30, 2014: 2.35%
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C, Class U and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class U and Fiduciary Class Shares, respectively, of the Predecessor Fund. Class U Shares of the Predecessor Fund commenced operations on January 4, 2012. Therefore, the performance of Class U Shares before that date is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class U shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

The Fund commenced offering Institutional Class shares on September 18, 2013, and pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Class U Shares.
Average Annual Total Returns For the Periods Ended December 31, 2013
Average Annual Total Returns Nationwide HighMark Value Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	23.62%	15.08%	6.44%
Class A shares After Taxes on Distributions	16.73%	13.15%	4.63%
Class A shares After Taxes on Distributions and Sales of Shares	17.12%	12.05%	5.26%
Class C shares	29.07%	15.73%	6.41%
Institutional Class shares	31.34%	16.77%	7.35%	Sep. 18, 2013
Institutional Service Class Shares	31.11%	16.69%	7.32%
Class U Shares	31.40%	16.78%	7.36%
S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)	32.39%	17.94%	7.40%
Russell 1000 Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	32.53%	16.67%	7.58%